Cash Distributions and Earnings per Unit	12 Months Ended
Dec. 31, 2018
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Cash Distributions and Earnings Per Unit

NOTE 21 – CASH DISTRIBUTIONS AND EARNINGS PER UNIT

Navios Partners intends to make distributions to the holders of common and general partner units on a quarterly basis, to the extent and as may be declared by the Board and to the extent it has sufficient cash on hand to pay the distribution after the Company establishes cash reserves and pays fees and expenses. There is no guarantee that Navios Partners will pay a quarterly distribution on the common and general partner units in any quarter. On February 3, 2016, Navios Partners announced that its Board of Directors decided to suspend the quarterly cash distributions to its unitholders, including the distribution for the quarter ended December 31, 2015. In March 2018, the board determined to reinstate a distribution and any continued distribution will be at the discretion of our Board of Directors, taking into consideration the terms of its partnership agreement. The Company is prohibited from making any distributions to unitholders if it would cause an event of default, or an event of default exists, under its existing credit facilities.

There is incentive distribution rights held by the General Partner, which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	up to $ 0.35	98%	2%
First Target Distribution	up to $ 0.4025	98%	2%
Second Target Distribution	above $ 0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $ 0.4375 up to $0.525	75%	25%
Thereafter	above $ 0.525	50%	50%

The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by the General Partner) apply only after a minimum quarterly distribution of $0.4025.

In April 2018, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2018 of $0.02 per unit. The distribution was paid on May 14, 2018 to all unitholders of common and general partner units of record as of May 10, 2018. The aggregate amount of the declared distribution was $3,420.

In July 2018, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2018 of $0.02 per unit. The distribution was paid on August 10, 2018 to all unitholders of common and general partner units of record as of August 7, 2018. The aggregate amount of the declared distribution was $3,420.

In October 2018, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended September 30, 2018 of $0.02 per unit. The distribution was paid on November 14, 2018 to all unitholders of common and general partners units of record as of November 7, 2018. The aggregate amount of the declared distribution was $3,420.

In January 2019, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2018 of $0.02 per unit. The distribution was paid on February 14, 2019 to all unitholders of common and general partner units of record as of February 11, 2019, which included the unitholders of restricted common units issued on February 1, 2019. The aggregate amount of the declared distribution was $3,458.

Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners’ partnership agreement, net of the unallocated earnings (or losses). Basic earnings/(losses) per unit is determined by dividing net income/(loss) attributable to Navios Partners common unitholders by the weighted average number of common units outstanding during the period. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis. There were no options or phantom units outstanding during each of the years ended December 31, 2018, 2017 and 2016.

The calculations of the basic and diluted earnings per unit are presented below.

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net loss	$ (13,081)	$ (15,090)	$ (52,549)
Loss attributable to:
Common unitholders	$ (12,819)	$ (14,788)	$ (51,498)
Weighted average units outstanding (basic and diluted)
Common unitholders	162,353,865	132,610,330	83,107,066
Loss per unit (basic and diluted):
Common unitholders	$ (0.08)	$ (0.11)	$ (0.62)
Earnings per unit — distributed (basic and diluted):
Common unitholders	$ 0.08	—	—
Loss per unit — undistributed (basic and diluted):
Common unitholders	$ (0.16)	$ (0.11)	$ (0.62)

Potential common units of 3,154,112 and 1,353,335 relating to unvested restricted common units for each of the years ended December 31, 2018 and 2017, respectively, have an anti-dilutive effect (i.e. those that increase income per unit or decrease loss per unit) and are therefore excluded from the calculation of diluted earnings per unit.